Stock Based Compensation (Assumptions) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Stock Based Compensation [Abstract]
Shares of restricted stock	0	4,519
Grant date fair value per share		$ 8.04
Number of stock options		16,000
Exercise price		$ 8.04
Fair value per option		$ 4.85
Risk free interest rate		1.62%
Volatility factor		61.20%
Expected life	NA	7 years
Dividends		$ 0